Earnings per Common Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings per Common Share

10. Earnings per Common Share

The Company calculates basic earnings per share in conformity with the two-class method required for companies with participating securities. Non-vested restricted common stock granted under the Company’s 2024 Plan, are entitled to receive dividends which are not refundable, and therefore are considered participating securities (Note 8). For the year ended December 31, 2023, the Company had no participating securities. For the year ended December 31, 2022, the Company considered its Series G redeemable convertible preferred shares (Note 8), to be participating securities as the holders are entitled to receive dividends on as-converted basis in the event that dividends are declared and paid on the Company’s common shares.

Under the two-class method, net income is reduced by the amount of dividends declared or accumulated in the current period for common stockholders and participating security holders. The remaining earnings or “undistributed income” is allocated between common stock and participating securities to the extent that each security may share in earnings as if all of the earnings for the period had been distributed. Once calculated, basic earnings per share is computed by dividing the net income attributable to common stockholders by the weighted average number of common shares outstanding during each year presented, less shares subject to repurchase. The Company’s participating securities do not contractually require their holders to participate in the Company’s losses. The calculation of basic earnings per share does not consider the non-vested restricted common stock as outstanding.

Diluted earnings per share is computed by giving effect to all potentially dilutive common share equivalents outstanding for the period. For the year ended December 31, 2024, securities that could potentially dilute basic earnings per share in the future, included in the computation of diluted earnings per share, were the non-vested restricted common stock. The treasury stock method is used to compute the dilutive effect of shares issued under the Company’s equity incentive plan. The two-class method is used for diluted earnings per share when such is the most dilutive method, considering anti – dilution sequencing as per ASC 260. Potential common shares that have an anti-dilutive effect are excluded from the calculation of diluted earnings per share. For purposes of the treasury stock calculation, weighted non-vested restricted shares of 57,182 for the year ended December 31, 2024, are considered common share equivalents but have been excluded from the calculation of diluted earnings per share as their effect is anti-dilutive.

For the year ended December 31, 2023, there were no potentially dilutive securities outstanding. For the year ended December 31, 2022, securities that could potentially dilute basic earnings per share in the future, included in the computation of diluted earnings per share. The if-converted method is used to compute the dilutive effect of Series G redeemable convertible preferred shares on as-converted basis. For purposes of this calculation, 217,265 weighted potential redeemable convertible preferred shares, are considered common share equivalents, for the year ended December 31, 2022, are included in the computation of diluted earnings per common share.

The following table sets forth the computation of basic and diluted net income per share:

	2024	2023	2022
Numerator
Net income attributable to Tsakos Energy Navigation Limited	$176,231	$300,182	$204,234
Preferred share dividends, Series D	—	(3,184)	(7,694)
Preferred share dividends, Series E	(10,976)	(10,976)	(10,975)
Preferred share dividends, Series F	(16,024)	(16,024)	(16,024)
Preferred share dividends, Series G	—	—	(31)
Undistributed income to Series G participants	—	—	(1,250)
Deemed dividend on Series D preferred shares	—	(3,256)	—
Undistributed income allocated to non-vested restricted common stock	(959)	—	—
	148,272	266,742	168,260
Preferred share dividends, Series G	—	—	31
Undistributed income to Series G participants	—	—	1,250
Net income attributable to common stockholders of Tsakos Energy Navigation Limited, for dilution purposes	148,272	266,742	169,541
Denominator
Weighted average number of shares, basic	29,505,603	29,505,603	27,970,799
Effect of dilutive shares	—	—	217,265
Weighted average number of shares, diluted	29,505,603	29,505,603	28,188,064
Earnings per share, basic attributable to Tsakos Energy Navigation Limited	$5.03	$9.04	$6.02
Earnings per share, diluted attributable to Tsakos Energy Navigation Limited	$5.03	$9.04	$6.01